Quarterly Holdings Report
for

Fidelity® International Index Fund

May 31, 2021

SPI-QTLY-0721
1.816029.116

Schedule of Investments May 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
Australia - 6.8%
Afterpay Ltd. (a)	452,794	$32,787,102
AGL Energy Ltd.	1,276,235	8,136,436
Ampol Ltd.	503,308	11,317,964
APA Group unit	2,438,735	17,314,992
Aristocrat Leisure Ltd.	1,200,359	38,781,701
ASX Ltd.	400,113	23,574,613
Aurizon Holdings Ltd.	3,875,501	10,904,827
AusNet Services	3,825,575	5,175,733
Australia & New Zealand Banking Group Ltd.	5,931,416	131,963,175
BHP Group Ltd.	6,134,276	227,217,171
BlueScope Steel Ltd.	1,041,339	17,155,157
Brambles Ltd.	3,057,570	25,574,326
Cochlear Ltd.	135,829	23,583,963
Coles Group Ltd.	2,787,866	35,697,646
Commonwealth Bank of Australia	3,694,616	286,412,928
Computershare Ltd.	1,141,168	14,242,771
Crown Ltd. (a)	763,743	7,618,677
CSL Ltd.	947,820	211,252,593
DEXUS Property Group unit	2,252,768	18,026,519
Dominos Pizza Enterprises Ltd.	127,340	10,546,999
Evolution Mining Ltd.	3,579,099	14,568,193
Fortescue Metals Group Ltd.	3,527,893	60,158,718
Goodman Group unit	3,484,205	51,919,870
Insurance Australia Group Ltd.	5,174,616	19,905,666
Lendlease Group unit	1,411,229	13,446,647
Macquarie Group Ltd.	716,657	84,235,235
Magellan Financial Group Ltd.	292,776	10,901,359
Medibank Private Ltd.	5,645,914	13,623,122
Mirvac Group unit	8,137,743	17,628,215
National Australia Bank Ltd.	6,874,458	143,563,988
Newcrest Mining Ltd.	1,705,564	36,972,718
Northern Star Resources Ltd.	2,309,812	20,370,454
Orica Ltd.	831,374	8,812,460
Origin Energy Ltd.	3,642,256	11,455,886
Qantas Airways Ltd.	1,890,042	7,008,331
QBE Insurance Group Ltd.	3,083,889	26,248,869
Ramsay Health Care Ltd.	378,645	18,494,621
REA Group Ltd.	108,813	13,797,231
Reece Ltd.	613,367	9,712,228
Rio Tinto Ltd.	773,671	73,371,954
Santos Ltd.	3,873,208	20,542,690
Scentre Group unit	10,726,575	22,657,380
SEEK Ltd.	692,870	16,579,503
Sonic Healthcare Ltd.	938,121	25,181,736
South32 Ltd.	9,997,856	23,122,042
Stockland Corp. Ltd. unit	4,935,371	17,729,797
Suncorp Group Ltd.	2,645,666	22,781,706
Sydney Airport unit (a)	2,738,427	12,497,436
Tabcorp Holdings Ltd.	4,584,985	18,273,701
Telstra Corp. Ltd.	8,596,317	23,127,884
The GPT Group unit	4,030,344	14,416,444
Transurban Group unit	5,726,608	61,363,525
Treasury Wine Estates Ltd.	1,479,664	13,391,501
Vicinity Centres unit	7,928,632	9,626,687
Washington H. Soul Pattinson & Co. Ltd.	223,209	5,110,533
Wesfarmers Ltd.	2,364,764	101,230,999
Westpac Banking Corp.	7,642,722	156,496,364
WiseTech Global Ltd.	298,643	6,400,224
Woodside Petroleum Ltd.	2,018,339	34,401,779
Woolworths Group Ltd.	2,638,994	85,261,724

TOTAL AUSTRALIA		2,503,674,713

Austria - 0.2%
Erste Group Bank AG	577,499	23,943,859
OMV AG	304,346	17,673,436
Raiffeisen International Bank-Holding AG	306,612	7,317,184
Verbund AG	139,633	12,932,421
Voestalpine AG	241,157	10,845,630

TOTAL AUSTRIA		72,712,530

Bailiwick of Jersey - 0.7%
Experian PLC	1,911,807	73,248,796
Ferguson PLC	469,007	63,790,268
Glencore Xstrata PLC	20,801,927	94,628,926
WPP PLC	2,565,989	35,445,528

TOTAL BAILIWICK OF JERSEY		267,113,518

Belgium - 0.9%
Ageas	362,171	23,460,418
Anheuser-Busch InBev SA NV	1,587,394	120,207,617
Colruyt NV	111,486	6,792,142
Elia System Operator SA/NV	63,252	6,887,946
Groupe Bruxelles Lambert SA	238,120	27,062,991
KBC Groep NV	521,507	42,723,236
Proximus	311,119	6,345,366
Sofina SA	31,703	13,028,495
Solvay SA Class A	153,249	20,762,312
UCB SA	261,479	24,590,527
Umicore SA	407,197	24,534,851

TOTAL BELGIUM		316,395,901

Bermuda - 0.1%
CK Infrastructure Holdings Ltd.	1,356,950	8,637,314
Hongkong Land Holdings Ltd.	2,389,543	11,708,761
Jardine Matheson Holdings Ltd.	449,857	29,177,725

TOTAL BERMUDA		49,523,800

Cayman Islands - 0.6%
Budweiser Brewing Co. APAC Ltd. (b)	3,549,900	12,212,801
Chow Tai Fook Jewellery Group Ltd.	4,187,800	7,845,818
CK Asset Holdings Ltd.	4,523,023	30,771,639
CK Hutchison Holdings Ltd.	5,644,425	44,946,522
ESR Cayman Ltd. (a)(b)	4,175,600	13,343,154
Futu Holdings Ltd. ADR (a)	104,366	14,848,151
Melco Crown Entertainment Ltd. sponsored ADR (a)	439,839	7,560,832
Sands China Ltd. (a)	5,022,400	23,005,878
Sea Ltd. ADR (a)	28,885	7,314,837
WH Group Ltd. (b)	19,821,500	17,086,399
Wharf Real Estate Investment Co. Ltd.	3,451,585	20,902,794
Wynn Macau Ltd. (a)	3,187,600	5,511,937
Xinyi Glass Holdings Ltd.	3,752,000	14,672,680

TOTAL CAYMAN ISLANDS		220,023,442

Denmark - 2.4%
A.P. Moller - Maersk A/S:
Series A	6,615	17,475,263
Series B	12,770	35,220,917
Ambu A/S Series B	349,864	13,361,865
Carlsberg A/S Series B	215,098	39,575,605
Christian Hansen Holding A/S	217,953	19,578,671
Coloplast A/S Series B	247,913	39,340,888
Danske Bank A/S	1,441,559	27,173,134
Demant A/S (a)	222,159	11,879,907
DSV Panalpina A/S	431,226	105,257,273
Genmab A/S (a)	136,688	55,924,135
GN Store Nord A/S	264,583	22,517,887
Novo Nordisk A/S Series B	3,585,143	283,032,508
Novozymes A/S Series B	434,241	31,737,433
ORSTED A/S (b)	394,236	60,355,306
Pandora A/S	208,638	28,266,819
Rockwool International A/S Series B	18,031	8,959,026
Tryg A/S	753,687	17,914,619
Vestas Wind Systems A/S	2,104,534	82,411,649

TOTAL DENMARK		899,982,905

Finland - 1.2%
Elisa Corp. (A Shares)	294,180	17,445,419
Fortum Corp.	926,740	26,783,680
Kesko Oyj	564,443	19,630,602
Kone OYJ (B Shares)	708,657	57,674,825
Neste Oyj	882,492	58,219,979
Nokia Corp.(a)	11,228,325	58,589,566
Nordea Bank ABP (Stockholm Stock Exchange)	6,747,901	73,305,779
Orion Oyj (B Shares)	219,961	9,718,025
Sampo Oyj (A Shares)	1,041,037	49,560,990
Stora Enso Oyj (R Shares)	1,201,452	21,412,592
UPM-Kymmene Corp.	1,115,134	42,604,106
Wartsila Corp.	990,082	13,383,536

TOTAL FINLAND		448,329,099

France - 10.3%
Accor SA (a)	360,343	14,377,831
Aeroports de Paris SA (c)	60,883	8,285,605
Air Liquide SA	630,189	107,173,798
Alstom SA (a)	580,987	32,784,298
Amundi SA (b)	125,518	11,165,940
Arkema SA	129,341	17,152,581
Atos Origin SA	207,334	13,890,670
AXA SA	4,026,826	112,101,182
bioMerieux SA	84,963	9,817,906
BNP Paribas SA	2,341,933	161,230,674
Bollore SA	1,810,726	9,384,382
Bouygues SA	471,776	19,209,509
Bureau Veritas SA	607,172	18,636,268
Capgemini SA	334,325	62,601,202
Carrefour SA (c)	1,277,854	26,023,260
CNP Assurances	356,988	6,566,938
Compagnie de St. Gobain	1,050,775	70,535,266
Compagnie Generale des Etablissements Michelin SCA Series B	353,854	54,082,620
Covivio	106,473	10,044,306
Credit Agricole SA	2,432,332	36,489,052
Credit Agricole SA rights 6/3/21 (a)(d)	2,383,388	2,325,138
Danone SA	1,359,293	96,896,792
Dassault Aviation SA	5,139	6,461,023
Dassault Systemes SA	275,726	63,464,181
Edenred SA	509,025	28,063,228
Edenred SA rights (a)(d)	509,400	465,891
EDF SA (c)	970,478	13,733,930
EDF SA (a)	200,740	2,840,816
EDF SA:
rights 6/1/21 (a)(c)(d)	1,481,510	379,392
rights (a)(d)	200,740	56,547
Eiffage SA	172,055	19,004,814
ENGIE	3,808,326	56,964,079
Essilor International SA	594,468	103,359,665
Essilor International SA rights (a)(d)	594,468	782,918
Eurazeo SA	80,709	7,145,335
Faurecia SA (c)	246,568	13,563,555
Gecina SA	94,922	15,186,745
Getlink SE	931,864	14,715,882
Hermes International SCA	65,928	91,972,909
Iliad SA	30,245	4,971,729
Ipsen SA	77,250	8,069,387
Kering SA	156,175	142,607,166
Klepierre SA	431,690	12,555,221
L'Oreal SA	322,373	145,944,650
L'Oreal SA (a)	201,944	91,424,053
La Francaise des Jeux SAEM (b)	202,104	11,410,900
Legrand SA	557,332	58,476,097
LVMH Moet Hennessy Louis Vuitton SE	577,927	462,938,508
Natixis SA	1,942,663	9,613,322
Orange SA	4,161,041	53,100,529
Orpea (a)	106,625	13,411,961
Pernod Ricard SA	436,834	96,524,737
Publicis Groupe SA	466,529	31,574,438
Remy Cointreau SA	46,603	9,723,618
Renault SA	397,350	16,535,216
Safran SA	712,568	107,852,963
Sanofi SA	2,359,234	252,422,289
Sartorius Stedim Biotech	57,116	24,781,508
Schneider Electric SA	1,122,004	178,577,798
SCOR SE	325,079	10,580,385
SEB SA	58,563	10,997,856
Societe Generale Series A	1,689,051	54,081,833
Sodexo SA (a)	98,327	9,501,261
Sodexo SA (a)	84,696	8,184,108
SR Teleperformance SA	122,552	47,000,779
Suez Environnement SA	713,952	17,399,516
Thales SA	220,854	22,682,165
Total SA	5,204,799	242,755,828
Ubisoft Entertainment SA (a)	191,334	13,916,894
Valeo SA	474,602	15,632,130
Veolia Environnement SA	1,124,974	35,503,466
VINCI SA	1,108,476	126,003,698
Vivendi SA	1,482,479	54,053,490
Wendel SA	55,525	7,773,104
Worldline SA (a)(b)	496,121	47,752,236

TOTAL FRANCE		3,795,270,967

Germany - 8.4%
adidas AG	396,471	144,728,709
Allianz SE	857,560	227,712,399
BASF AG	1,912,924	156,613,033
Bayer AG	2,046,439	130,447,434
Bayerische Motoren Werke AG (BMW)	691,010	73,487,694
Bechtle AG	56,375	10,927,255
Beiersdorf AG	208,422	24,709,376
Brenntag AG	324,501	30,501,538
Carl Zeiss Meditec AG	84,311	15,612,162
Commerzbank AG	2,089,823	16,868,089
Continental AG	229,698	34,057,179
Covestro AG (b)	403,982	28,228,034
Daimler AG (Germany)	1,782,366	166,577,517
Delivery Hero AG (a)(b)	327,585	44,441,430
Deutsche Bank AG (a)	4,303,470	64,800,656
Deutsche Borse AG	396,017	64,784,111
Deutsche Lufthansa AG (a)(c)	612,752	7,984,797
Deutsche Post AG	2,064,637	140,242,913
Deutsche Telekom AG	6,938,305	144,401,137
Deutsche Wohnen AG (Bearer)	713,922	45,479,736
E.ON AG	4,684,539	57,011,360
Evonik Industries AG	433,609	15,582,690
Fresenius Medical Care AG & Co. KGaA	427,182	34,223,141
Fresenius SE & Co. KGaA	870,614	47,408,885
GEA Group AG	317,155	13,811,009
Hannover Reuck SE	124,626	21,823,635
HeidelbergCement AG	311,639	28,517,315
HelloFresh AG (a)	344,282	31,168,527
Henkel AG & Co. KGaA	218,154	21,667,972
Infineon Technologies AG	2,719,751	109,978,543
KION Group AG	149,120	15,864,104
Knorr-Bremse AG	149,836	18,637,186
Lanxess AG	172,772	12,927,743
LEG Immobilien AG (c)	148,994	21,930,072
LEG Immobilien AG rights (a)(d)	148,994	686,791
Merck KGaA	269,534	48,513,646
MTU Aero Engines AG	111,695	29,066,460
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	292,045	84,083,303
Nemetschek Se	118,309	8,823,670
Puma AG	219,890	25,157,351
Rational AG (c)	10,490	9,527,504
RWE AG	1,341,195	51,011,877
SAP SE	2,174,355	304,439,568
Scout24 AG (b)	185,180	15,080,109
Siemens AG	1,593,077	261,484,024
Siemens Healthineers AG (b)	560,388	31,639,806
Symrise AG	268,949	35,830,707
TeamViewer AG (a)(b)	329,734	12,935,368
Telefonica Deutschland Holding AG	2,130,508	5,868,990
Uniper SE	194,812	7,157,788
United Internet AG	206,682	8,627,273
Volkswagen AG (c)	67,699	24,766,664
Vonovia SE	1,121,272	70,417,760
Zalando SE (a)(b)	346,497	37,073,288

TOTAL GERMANY		3,095,349,328

Hong Kong - 2.5%
AIA Group Ltd.	25,185,400	336,132,244
Bank of East Asia Ltd.	2,680,761	5,492,159
BOC Hong Kong (Holdings) Ltd.	7,730,066	28,486,372
CLP Holdings Ltd.	3,431,657	35,412,185
Galaxy Entertainment Group Ltd. (a)	4,541,000	38,003,060
Hang Lung Properties Ltd.	4,173,423	10,781,885
Hang Seng Bank Ltd.	1,595,901	33,970,654
Henderson Land Development Co. Ltd.	3,042,381	14,661,321
Hong Kong & China Gas Co. Ltd.	22,287,705	39,234,667
Hong Kong Exchanges and Clearing Ltd.	2,508,738	154,321,215
Link (REIT)	4,365,582	42,103,856
MTR Corp. Ltd.	3,188,842	18,058,422
New World Development Co. Ltd.	3,163,450	17,180,922
Power Assets Holdings Ltd.	2,870,676	18,013,622
Sino Land Ltd.	6,941,432	11,072,804
SJM Holdings Ltd.	4,066,000	4,647,067
Sun Hung Kai Properties Ltd.	2,722,676	42,519,338
Swire Pacific Ltd. (A Shares)	1,018,884	7,929,569
Swire Properties Ltd.	2,393,400	7,216,374
Techtronic Industries Co. Ltd.	2,866,500	54,036,123

TOTAL HONG KONG		919,273,859

Ireland - 0.8%
CRH PLC	1,632,977	85,432,364
DCC PLC (United Kingdom)	203,684	17,308,802
Flutter Entertainment PLC (Ireland)	346,959	64,988,030
James Hardie Industries PLC CDI	931,638	30,466,033
Kerry Group PLC Class A	331,384	44,896,201
Kingspan Group PLC (Ireland)	321,534	30,622,591
Smurfit Kappa Group PLC	509,990	27,102,720

TOTAL IRELAND		300,816,741

Isle of Man - 0.1%
Entain PLC (a)	1,220,805	28,577,677
Israel - 0.6%
Azrieli Group	86,888	6,605,520
Bank Hapoalim BM (Reg.) (a)	2,349,297	20,607,868
Bank Leumi le-Israel BM (a)	3,005,009	24,112,214
Check Point Software Technologies Ltd. (a)	235,426	27,540,133
CyberArk Software Ltd. (a)	79,406	10,048,035
Elbit Systems Ltd. (Israel)	54,380	7,192,086
Icl Group Ltd.	1,442,339	10,290,372
Israel Discount Bank Ltd. (Class A) (a)	2,412,931	12,365,436
Mizrahi Tefahot Bank Ltd. (a)	287,148	8,688,680
NICE Systems Ltd. (a)	129,696	29,076,813
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	2,265,435	23,560,524
Wix.com Ltd. (a)	116,191	30,193,393

TOTAL ISRAEL		210,281,074

Italy - 1.8%
Amplifon SpA	256,149	12,054,007
Assicurazioni Generali SpA	2,302,622	47,299,621
Atlantia SpA (a)	1,024,529	19,552,514
DiaSorin SpA	51,627	9,081,482
Enel SpA	16,947,291	168,071,517
Eni SpA	5,279,713	64,866,629
FinecoBank SpA	1,261,076	21,021,988
Infrastrutture Wireless Italiane SpA (b)	704,316	7,893,090
Intesa Sanpaolo SpA	34,414,422	101,039,762
Mediobanca SpA (a)	1,279,255	15,250,438
Moncler SpA	400,417	28,340,265
Nexi SpA (a)(b)	907,642	18,445,223
Poste Italiane SpA (b)	1,079,198	15,140,902
Prysmian SpA	534,038	18,449,421
Recordati SpA	215,090	12,010,328
Snam Rete Gas SpA	4,164,326	24,527,645
Telecom Italia SpA	20,653,951	11,074,487
Telecom Italia SpA (Risparmio Shares)	12,796,213	7,319,997
Terna SpA	2,912,378	22,267,901
UniCredit SpA	4,427,916	56,663,635

TOTAL ITALY		680,370,852

Japan - 22.3%
ABC-MART, Inc.	66,100	3,803,451
ACOM Co. Ltd.	828,500	3,786,653
Advantest Corp.	416,500	36,554,201
AEON Co. Ltd.	1,366,300	36,893,323
AGC, Inc.	399,335	17,457,777
Aisin Seiki Co. Ltd.	308,900	13,541,708
Ajinomoto Co., Inc.	964,866	22,425,255
Ana Holdings, Inc. (a)	338,800	8,165,242
Asahi Group Holdings	952,503	46,043,553
ASAHI INTECC Co. Ltd.	439,100	10,954,013
Asahi Kasei Corp.	2,624,627	29,470,738
Astellas Pharma, Inc.	3,886,100	62,006,610
Azbil Corp.	256,300	10,384,076
Bandai Namco Holdings, Inc.	418,450	30,042,356
Bridgestone Corp.	1,190,379	52,724,789
Brother Industries Ltd.	498,900	10,692,499
Canon, Inc.	2,086,044	49,757,930
Capcom Co. Ltd.	362,100	11,637,575
Casio Computer Co. Ltd.	398,200	6,954,370
Central Japan Railway Co.	300,900	45,007,234
Chiba Bank Ltd.	1,099,474	7,141,400
Chubu Electric Power Co., Inc.	1,357,564	16,201,454
Chugai Pharmaceutical Co. Ltd.	1,400,675	53,001,797
Concordia Financial Group Ltd.	2,324,284	8,805,650
Cosmos Pharmaceutical Corp.	41,000	5,752,356
CyberAgent, Inc.	836,000	16,625,621
Dai Nippon Printing Co. Ltd.	479,421	10,393,818
Dai-ichi Mutual Life Insurance Co.	2,124,100	44,436,444
Daifuku Co. Ltd.	209,300	18,141,175
Daiichi Sankyo Kabushiki Kaisha	3,548,510	81,431,666
Daikin Industries Ltd.	519,494	103,886,693
Daito Trust Construction Co. Ltd.	135,363	14,801,381
Daiwa House Industry Co. Ltd.	1,184,084	34,470,860
Daiwa House REIT Investment Corp.	4,097	11,209,073
Daiwa Securities Group, Inc.	2,984,385	17,263,520
DENSO Corp.	903,438	61,666,579
Dentsu Group, Inc.	455,300	15,844,991
Disco Corp.	59,600	18,232,440
East Japan Railway Co.	631,100	44,639,690
Eisai Co. Ltd.	498,378	33,430,461
ENEOS Holdings, Inc.	6,340,900	26,187,044
FANUC Corp.	399,972	95,889,478
Fast Retailing Co. Ltd.	121,567	98,842,629
Fuji Electric Co. Ltd.	261,930	12,294,817
Fujifilm Holdings Corp.	751,305	51,727,454
Fujitsu Ltd.	409,707	66,832,425
GLP J-REIT	8,503	14,453,590
GMO Payment Gateway, Inc.	84,800	10,191,287
Hakuhodo DY Holdings, Inc.	478,200	8,180,797
Hamamatsu Photonics K.K.	289,900	17,789,648
Hankyu Hanshin Holdings, Inc.	472,600	14,866,236
Harmonic Drive Systems, Inc.	88,800	4,875,167
Hikari Tsushin, Inc.	42,900	8,522,584
Hino Motors Ltd.	588,200	5,610,509
Hirose Electric Co. Ltd.	67,377	9,673,923
Hisamitsu Pharmaceutical Co., Inc.	104,600	5,818,783
Hitachi Construction Machinery Co. Ltd.	220,200	7,451,779
Hitachi Ltd.	2,016,354	106,240,016
Hitachi Metals Ltd.	439,400	8,485,159
Honda Motor Co. Ltd.	3,398,660	106,213,555
Hoshizaki Corp.	114,600	10,412,965
Hoya Corp.	776,316	102,521,633
Hulic Co. Ltd.	580,500	6,569,504
Ibiden Co. Ltd.	218,000	10,122,456
Idemitsu Kosan Co. Ltd.	444,115	10,541,548
Iida Group Holdings Co. Ltd.	301,600	8,152,687
INPEX Corp.	2,115,600	14,444,426
Isuzu Motors Ltd.	1,151,100	15,571,959
ITO EN Ltd.	109,700	6,232,330
Itochu Corp.	2,480,086	74,789,613
ITOCHU Techno-Solutions Corp.	195,800	6,230,446
Japan Airlines Co. Ltd. (a)	306,400	6,990,835
Japan Exchange Group, Inc.	1,052,900	24,544,089
Japan Post Bank Co. Ltd.	830,200	7,165,563
Japan Post Holdings Co. Ltd.	3,288,500	27,717,516
Japan Post Insurance Co. Ltd.	461,300	9,202,060
Japan Real Estate Investment Corp.	2,640	16,032,048
Japan Retail Fund Investment Corp.	14,462	14,510,060
Japan Tobacco, Inc.	2,503,300	49,728,768
JFE Holdings, Inc.	1,011,275	13,650,739
JSR Corp.	420,616	12,867,208
Kajima Corp.	928,858	12,886,368
Kakaku.com, Inc.	275,000	8,212,318
Kansai Electric Power Co., Inc.	1,456,736	13,762,245
Kansai Paint Co. Ltd.	362,900	9,855,972
Kao Corp.	1,005,750	61,746,487
KDDI Corp.	3,359,500	114,521,054
Keio Corp.	210,882	13,390,681
Keisei Electric Railway Co.	265,000	8,441,173
Keyence Corp.	405,048	201,279,372
Kikkoman Corp.	300,749	19,852,292
Kintetsu Group Holdings Co. Ltd.	354,710	12,611,122
Kirin Holdings Co. Ltd.	1,720,156	34,761,750
Kobayashi Pharmaceutical Co. Ltd.	112,800	10,013,202
Kobe Bussan Co. Ltd. (c)	288,500	7,349,415
Koei Tecmo Holdings Co. Ltd.	120,510	5,672,479
Koito Manufacturing Co. Ltd.	216,200	14,330,004
Komatsu Ltd.	1,828,245	55,113,214
Konami Holdings Corp.	192,200	12,403,537
Kose Corp.	69,500	11,124,050
Kubota Corp.	2,143,764	49,314,602
Kurita Water Industries Ltd.	204,100	9,700,023
Kyocera Corp.	671,504	41,279,291
Kyowa Hakko Kirin Co., Ltd.	558,289	16,979,037
Lasertec Corp.	155,800	27,603,842
Lawson, Inc.	104,516	4,795,927
Lion Corp.	459,800	8,108,823
LIXIL Group Corp.	550,259	14,964,480
M3, Inc.	920,200	61,815,622
Makita Corp.	462,700	22,116,584
Marubeni Corp.	3,279,444	29,281,992
Mazda Motor Corp.	1,165,600	10,210,525
McDonald's Holdings Co. (Japan) Ltd.	170,200	7,639,514
Medipal Holdings Corp.	375,570	7,180,744
Meiji Holdings Co. Ltd.	259,458	16,125,315
Mercari, Inc. (a)	214,300	10,223,808
Minebea Mitsumi, Inc.	750,100	20,487,397
Misumi Group, Inc.	587,000	19,052,715
Mitsubishi Chemical Holdings Corp.	2,645,275	21,379,253
Mitsubishi Corp.	2,633,702	72,011,790
Mitsubishi Electric Corp.	3,805,806	59,334,085
Mitsubishi Estate Co. Ltd.	2,473,123	40,572,270
Mitsubishi Gas Chemical Co., Inc.	323,533	7,640,958
Mitsubishi Heavy Industries Ltd.	662,225	20,393,134
Mitsubishi UFJ Financial Group, Inc.	25,459,530	146,217,620
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,403,300	7,934,168
Mitsui & Co. Ltd.	3,220,823	71,239,685
Mitsui Chemicals, Inc.	382,336	12,932,797
Mitsui Fudosan Co. Ltd.	1,914,977	45,356,471
Miura Co. Ltd.	179,600	8,241,307
Mizuho Financial Group, Inc.	5,026,860	77,889,594
MonotaRO Co. Ltd.	513,900	12,024,610
MS&AD Insurance Group Holdings, Inc.	931,184	28,527,603
Murata Manufacturing Co. Ltd.	1,197,062	90,674,314
Nabtesco Corp.	233,900	10,924,632
NEC Corp.	513,354	23,995,223
Nexon Co. Ltd.	1,018,900	24,159,507
NGK Insulators Ltd.	527,909	9,350,568
NH Foods Ltd.	168,870	6,808,839
Nidec Corp.	931,768	106,843,832
Nihon M&A Center, Inc.	625,900	15,249,314
Nintendo Co. Ltd.	233,096	144,336,718
Nippon Building Fund, Inc.	3,076	19,687,968
Nippon Express Co. Ltd.	161,154	13,030,073
Nippon Paint Holdings Co. Ltd.	1,483,300	21,702,218
Nippon Prologis REIT, Inc.	4,295	13,295,398
Nippon Sanso Holdings Corp.	310,200	6,173,781
Nippon Shinyaku Co. Ltd.	104,900	7,573,697
Nippon Steel & Sumitomo Metal Corp.	1,783,163	33,950,559
Nippon Telegraph & Telephone Corp.	2,682,000	72,629,335
Nippon Yusen KK	338,257	13,781,027
Nissan Chemical Corp.	255,000	13,346,137
Nissan Motor Co. Ltd. (a)	4,796,048	24,124,465
Nisshin Seifun Group, Inc.	405,893	6,152,234
Nissin Food Holdings Co. Ltd.	130,023	9,446,748
Nitori Holdings Co. Ltd.	167,700	29,078,586
Nitto Denko Corp.	316,794	25,000,164
Nomura Holdings, Inc.	6,403,347	35,121,781
Nomura Real Estate Holdings, Inc.	239,800	6,311,848
Nomura Real Estate Master Fund, Inc.	8,781	13,830,864
Nomura Research Institute Ltd.	736,465	23,535,231
NSK Ltd.	822,276	7,942,241
NTT Data Corp.	1,303,400	21,074,681
Obayashi Corp.	1,343,704	11,420,331
OBIC Co. Ltd.	145,500	27,355,351
Odakyu Electric Railway Co. Ltd.	609,000	16,008,874
Oji Holdings Corp.	1,707,452	10,224,717
Olympus Corp.	2,429,616	51,760,914
OMRON Corp.	388,660	30,749,836
Ono Pharmaceutical Co. Ltd.	765,100	17,501,832
Oracle Corp. Japan	78,800	7,152,875
Oriental Land Co. Ltd.	417,424	62,023,578
ORIX Corp.	2,546,980	45,242,026
ORIX JREIT, Inc.	5,371	9,877,926
Osaka Gas Co. Ltd.	775,805	14,842,200
Otsuka Corp.	238,900	12,941,731
Otsuka Holdings Co. Ltd.	818,800	34,330,336
Pan Pacific International Holdings Ltd.	851,900	17,063,595
Panasonic Corp.	4,612,573	52,388,065
PeptiDream, Inc. (a)	201,400	9,333,327
Persol Holdings Co. Ltd.	363,700	7,112,738
Pigeon Corp.	236,900	6,848,068
Pola Orbis Holdings, Inc.	189,900	4,965,565
Rakuten Group, Inc.	1,788,700	20,717,435
Recruit Holdings Co. Ltd.	2,825,600	144,829,069
Renesas Electronics Corp. (a)	1,808,100	19,408,658
Resona Holdings, Inc.	4,418,700	19,008,518
Ricoh Co. Ltd.	1,385,470	16,513,597
Rinnai Corp.	74,000	7,370,692
ROHM Co. Ltd.	180,944	17,034,287
Ryohin Keikaku Co. Ltd.	531,800	10,259,792
Santen Pharmaceutical Co. Ltd.	745,600	9,965,319
SBI Holdings, Inc. Japan	510,360	13,047,670
SCSK Corp.	106,500	6,370,510
Secom Co. Ltd.	439,167	34,712,198
Seiko Epson Corp.	577,300	10,485,529
Sekisui Chemical Co. Ltd.	808,993	14,186,011
Sekisui House Ltd.	1,274,367	26,820,250
Seven & i Holdings Co. Ltd.	1,569,900	69,091,130
SG Holdings Co. Ltd.	661,400	14,675,029
Sharp Corp.	436,600	8,140,902
Shimadzu Corp.	497,000	17,715,255
SHIMANO, Inc.	155,100	35,380,621
SHIMIZU Corp.	1,156,516	9,425,171
Shin-Etsu Chemical Co. Ltd.	737,962	127,840,169
Shionogi & Co. Ltd.	547,791	27,990,110
Shiseido Co. Ltd.	834,150	60,277,901
Shizuoka Bank Ltd.	951,674	7,623,653
SMC Corp.	119,471	72,149,237
SoftBank Corp.	5,986,500	76,759,085
SoftBank Group Corp.	2,611,560	198,929,818
Sohgo Security Services Co., Ltd.	146,000	6,845,723
Sompo Holdings, Inc.	664,303	26,726,136
Sony Group Corp.	2,626,285	261,148,878
Square Enix Holdings Co. Ltd.	180,700	9,723,103
Stanley Electric Co. Ltd.	265,825	8,023,033
Subaru Corp.	1,272,800	24,825,998
Sumco Corp.	579,400	13,378,071
Sumitomo Chemical Co. Ltd.	3,078,734	17,074,564
Sumitomo Corp.	2,362,842	33,394,440
Sumitomo Dainippon Pharma Co., Ltd.	367,000	7,042,439
Sumitomo Electric Industries Ltd.	1,557,306	23,974,907
Sumitomo Metal Mining Co. Ltd.	516,332	23,057,890
Sumitomo Mitsui Financial Group, Inc.	2,721,200	99,488,782
Sumitomo Mitsui Trust Holdings, Inc.	698,572	24,422,049
Sumitomo Realty & Development Co. Ltd.	639,600	21,735,324
Suntory Beverage & Food Ltd.	285,100	10,629,440
Suzuki Motor Corp.	770,000	33,601,345
Sysmex Corp.	350,300	36,485,929
T&D Holdings, Inc.	1,126,900	15,328,831
Taisei Corp.	394,518	13,934,885
Taisho Pharmaceutical Holdings Co. Ltd.	70,857	4,057,819
Takeda Pharmaceutical Co. Ltd.	3,285,827	112,281,243
TDK Corp.	270,825	34,105,212
Terumo Corp.	1,346,548	51,985,175
THK Co. Ltd.	252,600	8,382,820
TIS, Inc.	464,400	11,953,010
Tobu Railway Co. Ltd.	396,859	10,181,653
Toho Co. Ltd.	234,854	9,792,517
Toho Gas Co. Ltd.	151,600	8,419,538
Tohoku Electric Power Co., Inc.	908,390	7,418,636
Tokio Marine Holdings, Inc.	1,317,500	61,750,417
Tokyo Century Corp.	78,500	4,631,311
Tokyo Electric Power Co., Inc. (a)	3,198,318	10,011,486
Tokyo Electron Ltd.	311,018	136,458,809
Tokyo Gas Co. Ltd.	793,879	15,722,016
Tokyu Corp.	1,033,177	13,859,291
Toppan Printing Co. Ltd.	543,606	9,493,544
Toray Industries, Inc.	2,866,083	18,911,652
Toshiba Corp.	854,088	36,158,867
Tosoh Corp.	545,400	9,697,444
Toto Ltd.	292,692	16,101,377
Toyo Suisan Kaisha Ltd.	181,800	7,415,341
Toyota Industries Corp.	306,586	26,685,138
Toyota Motor Corp.	4,415,863	366,467,497
Toyota Tsusho Corp.	438,800	20,008,111
Trend Micro, Inc.	276,360	14,035,238
Tsuruha Holdings, Inc.	83,700	10,188,638
Unicharm Corp.	842,240	33,533,168
United Urban Investment Corp.	6,208	8,907,733
USS Co. Ltd.	448,800	7,931,177
Welcia Holdings Co. Ltd.	193,300	5,957,304
West Japan Railway Co.	336,000	19,194,423
Yakult Honsha Co. Ltd.	265,466	14,356,699
Yamada Holdings Co. Ltd.	1,457,550	7,126,183
Yamaha Corp.	281,743	16,972,226
Yamaha Motor Co. Ltd.	578,900	16,994,037
Yamato Holdings Co. Ltd.	602,132	16,451,810
Yaskawa Electric Corp.	496,200	23,509,289
Yokogawa Electric Corp.	467,100	7,562,015
Z Holdings Corp.	5,480,300	26,140,655
ZOZO, Inc.	261,200	8,941,703

TOTAL JAPAN		8,245,325,549

Luxembourg - 0.3%
ArcelorMittal SA (Netherlands)	1,493,715	48,260,928
Aroundtown SA	2,064,073	17,432,976
Eurofins Scientific SA (a)	278,889	29,887,214
InPost SA	418,549	8,140,873
Tenaris SA	967,263	11,045,146

TOTAL LUXEMBOURG		114,767,137

Malta - 0.0%
BGP Holdings PLC (a)(e)	5,796,476	71
Multi-National - 0.1%
HK Electric Investments & HK Electric Investments Ltd. unit	5,423,500	5,520,706
HKT Trust/HKT Ltd. unit	7,916,760	10,812,877

TOTAL MULTI-NATIONAL		16,333,583

Netherlands - 5.4%
ABN AMRO Group NV GDR (a)(b)	866,160	11,580,602
Adyen BV (a)(b)	41,099	95,122,130
AEGON NV	3,699,003	17,535,958
Airbus Group NV (a)	1,225,549	161,020,248
Akzo Nobel NV	397,715	50,730,326
Argenx SE (a)	95,787	26,757,736
ASM International NV (Netherlands)	98,736	30,859,447
ASML Holding NV (Netherlands)	873,357	590,031,573
CNH Industrial NV	2,135,574	36,706,562
Davide Campari Milano NV	1,111,379	14,277,781
EXOR NV	223,887	19,307,904
Ferrari NV	262,965	55,508,439
Heineken Holding NV	238,037	24,092,760
Heineken NV (Bearer)	540,120	64,639,846
ING Groep NV (Certificaten Van Aandelen)	8,123,061	113,666,849
JDE Peet's BV	153,819	6,068,038
Just Eat Takeaway.com NV (a)(b)	248,863	22,496,675
Koninklijke Ahold Delhaize NV	2,176,410	63,360,388
Koninklijke DSM NV	359,287	66,158,013
Koninklijke KPN NV	7,051,899	23,573,380
Koninklijke Philips Electronics NV	1,898,343	107,268,489
Koninklijke Philips Electronics NV rights 6/4/21 (a)(d)	1,869,255	1,937,544
Koninklijke Vopak NV	141,516	6,706,136
NN Group NV	585,595	29,778,129
NN Group NV rights (a)(d)	613,959	1,100,578
Prosus NV	1,015,431	105,202,194
QIAGEN NV (Germany) (a)	476,979	23,679,055
Randstad NV	246,269	19,189,984
Stellantis NV (Italy)	4,229,665	83,072,574
STMicroelectronics NV (France)	1,422,931	53,095,952
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit	260,285	22,907,086
Wolters Kluwer NV	557,135	53,495,820

TOTAL NETHERLANDS		2,000,928,196

New Zealand - 0.3%
Auckland International Airport Ltd. (a)	2,599,577	13,746,875
Fisher & Paykel Healthcare Corp.	1,205,539	25,508,872
Mercury Nz Ltd.	1,396,438	6,615,731
Meridian Energy Ltd.	2,627,295	9,801,544
Ryman Healthcare Group Ltd.	903,267	8,545,506
Spark New Zealand Ltd.	3,828,246	12,465,450
The a2 Milk Co. Ltd. (a)(c)	1,522,901	6,486,754
Xero Ltd. (a)	276,183	27,771,912

TOTAL NEW ZEALAND		110,942,644

Norway - 0.6%
Adevinta ASA Class B (a)	577,037	11,191,606
DNB ASA	1,942,772	43,360,026
Equinor ASA	2,040,473	44,327,769
Gjensidige Forsikring ASA	409,955	9,232,934
Mowi ASA	908,270	23,643,475
Norsk Hydro ASA	2,779,235	18,006,288
Orkla ASA	1,554,321	16,214,153
Schibsted ASA:
(A Shares)	160,298	7,820,350
(B Shares)	196,748	8,149,409
Telenor ASA	1,469,021	25,575,685
Yara International ASA	359,866	19,191,706

TOTAL NORWAY		226,713,401

Papua New Guinea - 0.0%
Oil Search Ltd. ADR	4,061,475	11,647,287
Portugal - 0.2%
Banco Espirito Santo SA (Reg.) (a)(e)	2,598,658	32
Energias de Portugal SA	5,809,384	33,848,562
Galp Energia SGPS SA Class B	1,037,858	13,016,860
Jeronimo Martins SGPS SA	521,569	10,090,573

TOTAL PORTUGAL		56,956,027

Singapore - 1.0%
Ascendas Real Estate Investment Trust	6,649,433	14,631,267
CapitaLand Ltd.	5,449,010	15,080,058
CapitaMall Trust	9,366,482	14,518,932
City Developments Ltd.	901,600	5,201,670
DBS Group Holdings Ltd.	3,779,648	86,910,469
Genting Singapore Ltd.	12,555,659	8,022,330
Keppel Corp. Ltd.	3,011,600	12,205,804
Mapletree Commercial Trust	4,472,600	7,000,591
Mapletree Logistics Trust (REIT)	6,439,659	9,641,229
Oversea-Chinese Banking Corp. Ltd.	7,006,405	66,223,110
Singapore Airlines Ltd. (a)	2,747,562	10,304,656
Singapore Airlines Ltd. rights 6/16/21 (a)	5,742,404	0
Singapore Exchange Ltd.	1,659,000	13,033,656
Singapore Technologies Engineering Ltd.	3,186,061	9,371,476
Singapore Telecommunications Ltd.	17,284,827	31,628,946
United Overseas Bank Ltd.	2,462,660	48,936,639
UOL Group Ltd.	946,550	5,310,700
Venture Corp. Ltd.	577,800	8,414,690
Wilmar International Ltd.	3,966,000	14,364,567

TOTAL SINGAPORE		380,800,790

Spain - 2.5%
ACS Actividades de Construccion y Servicios SA	489,018	15,087,225
Aena SME SA (a)(b)	156,842	27,350,320
Amadeus IT Holding SA Class A (a)	938,859	70,842,875
Banco Bilbao Vizcaya Argentaria SA	13,885,456	86,726,015
Banco Santander SA (Spain)	36,102,589	152,053,361
CaixaBank SA	9,271,252	32,142,560
Cellnex Telecom SA (b)	1,061,702	64,488,634
EDP Renovaveis SA	604,770	14,380,992
Enagas SA	516,944	12,147,564
Endesa SA	656,735	18,940,233
Ferrovial SA	1,004,761	29,369,382
Ferrovial SA rights (a)	1,004,761	244,745
Grifols SA	616,522	17,179,036
Iberdrola SA	12,030,901	165,833,946
Industria de Diseno Textil SA	2,271,064	88,265,736
Naturgy Energy Group SA	600,334	15,717,700
Red Electrica Corporacion SA	895,201	17,924,940
Repsol SA	3,099,970	41,471,891
Siemens Gamesa Renewable Energy SA	492,570	16,284,014
Telefonica SA	10,362,808	51,050,630

TOTAL SPAIN		937,501,799

Sweden - 3.5%
Alfa Laval AB	649,722	24,254,598
ASSA ABLOY AB (B Shares)	2,088,448	64,295,306
Atlas Copco AB:
(A Shares)	1,391,204	85,105,836
(B Shares)	821,588	42,869,418
Boliden AB	565,381	22,712,873
Electrolux AB (B Shares)	462,568	13,179,385
Embracer Group AB (a)	536,728	15,764,161
Epiroc AB:
(A Shares)	1,369,851	31,259,884
(B Shares)	818,530	16,603,912
EQT AB	492,199	17,911,832
Ericsson (B Shares)	6,079,483	81,541,508
Essity AB (B Shares)	1,269,061	43,951,752
Evolution Gaming Group AB (b)	353,959	66,042,169
Fastighets AB Balder (a)	220,882	13,911,272
H&M Hennes & Mauritz AB (B Shares)	1,523,091	39,406,333
Hexagon AB (B Shares)	4,109,000	58,808,505
Husqvarna AB (B Shares)	858,009	12,657,057
ICA Gruppen AB	206,339	10,120,467
Industrivarden AB:
(A Shares)	75,491	3,079,948
(C Shares)	492,066	19,246,164
Investor AB (B Shares)	3,784,110	87,013,819
Kinnevik AB (a)(c)	499,838	9,450,042
Kinnevik AB (B Shares) (c)	499,838	18,111,577
L E Lundbergforetagen AB	155,512	9,558,272
Latour Investment AB (B Shares)	303,564	10,286,773
Lundin Petroleum AB	420,828	14,437,829
Nibe Industrier AB (B Shares)	2,675,655	28,170,555
Sandvik AB	2,353,329	62,657,953
Securitas AB (B Shares)	641,512	10,513,994
Sinch AB (a)(b)	95,175	17,077,094
Skandinaviska Enskilda Banken AB (A Shares)	3,391,998	43,849,278
Skanska AB (B Shares)	702,755	19,870,411
SKF AB (B Shares)	788,860	21,374,072
Svenska Cellulosa AB SCA (B Shares)	1,252,888	20,971,614
Svenska Handelsbanken AB (A Shares)	3,044,192	34,808,112
Swedbank AB (A Shares)	1,888,887	34,692,659
Swedish Match Co. AB	3,386,694	31,403,026
Tele2 AB (B Shares)	1,059,714	14,445,744
Telia Co. AB	5,566,064	24,733,147
Volvo AB:
(A Shares)	380,062	10,325,197
(B Shares)	3,016,319	79,601,923

TOTAL SWEDEN		1,286,075,471

Switzerland - 9.3%
ABB Ltd. (Reg.)	3,611,505	123,076,366
Adecco SA (Reg.)	320,549	22,237,085
Alcon, Inc. (Switzerland)	1,042,152	72,805,816
Baloise Holdings AG	98,122	16,351,849
Banque Cantonale Vaudoise	61,060	5,763,195
Barry Callebaut AG	7,388	16,821,150
Clariant AG (Reg.)	458,378	9,921,756
Coca-Cola HBC AG	414,000	15,093,597
Compagnie Financiere Richemont SA Series A	1,087,667	131,760,763
Credit Suisse Group AG	5,098,583	55,710,654
Ems-Chemie Holding AG	14,791	13,894,825
Geberit AG (Reg.)	77,246	56,146,120
Givaudan SA	19,237	86,079,961
Holcim Ltd.	1,092,011	65,459,959
Julius Baer Group Ltd.	467,218	31,744,822
Kuehne & Nagel International AG	112,465	37,996,791
Lindt & Spruengli AG	211	21,135,186
Lindt & Spruengli AG (participation certificate)	2,323	21,925,814
Logitech International SA (Reg.)	361,598	44,541,477
Lonza Group AG	155,129	100,284,551
Nestle SA (Reg. S)	5,996,878	740,723,499
Novartis AG	4,622,681	408,370,914
Partners Group Holding AG	47,283	71,489,583
Roche Holding AG:
(Bearer)	68,141	25,771,616
(participation certificate)	1,461,024	511,433,878
Schindler Holding AG:
(participation certificate)	84,281	25,092,220
(Reg.)	41,404	12,041,452
SGS SA (Reg.)	12,644	39,569,605
Siemens Energy AG (a)	825,859	26,305,289
Sika AG	295,343	95,251,811
Sonova Holding AG Class B	114,804	40,701,496
Straumann Holding AG	21,556	33,789,839
Swatch Group AG (Bearer)	60,178	21,809,926
Swatch Group AG (Bearer) (Reg.)	112,029	7,759,207
Swiss Life Holding AG	67,027	34,985,188
Swiss Prime Site AG	157,202	16,165,853
Swiss Re Ltd.	629,004	60,893,461
Swisscom AG	54,006	30,548,363
Temenos Group AG	137,980	21,383,449
UBS Group AG	7,633,365	124,705,168
Vifor Pharma AG	102,572	14,989,538
Zurich Insurance Group Ltd.	313,101	131,690,599

TOTAL SWITZERLAND		3,444,223,691

United Kingdom - 13.3%
3i Group PLC	2,032,526	35,853,829
Admiral Group PLC	398,738	16,630,891
Anglo American PLC (United Kingdom)	2,696,177	119,692,113
Antofagasta PLC	814,584	17,854,681
Ashtead Group PLC	936,079	68,387,911
Associated British Foods PLC	735,905	24,239,586
AstraZeneca PLC (United Kingdom)	2,733,333	311,527,898
Auto Trader Group PLC (a)(b)	2,023,713	16,103,571
Aveva Group PLC	237,776	11,807,019
Aviva PLC	8,191,707	47,803,073
BAE Systems PLC	6,726,419	50,097,781
Barclays PLC	36,173,511	93,935,236
Barratt Developments PLC	2,104,155	22,586,948
Berkeley Group Holdings PLC	258,038	17,134,247
BHP Group PLC	4,396,943	132,588,100
BP PLC	42,379,825	184,617,386
British American Tobacco PLC (United Kingdom)	4,540,033	174,860,592
British Land Co. PLC	1,811,393	13,110,256
BT Group PLC (a)	18,600,381	46,154,683
Bunzl PLC	696,096	22,572,707
Burberry Group PLC	836,036	25,342,796
Coca-Cola European Partners PLC	427,304	25,860,438
Compass Group PLC (a)	3,719,996	84,799,165
Croda International PLC	291,977	28,955,418
Diageo PLC	4,872,320	234,960,187
Direct Line Insurance Group PLC	2,824,210	11,915,717
Evraz PLC	1,045,752	9,462,487
GlaxoSmithKline PLC	10,476,203	199,821,272
Halma PLC	793,204	29,312,589
Hargreaves Lansdown PLC	743,390	17,481,050
Hikma Pharmaceuticals PLC	355,932	12,345,155
HSBC Holdings PLC (United Kingdom)	42,406,681	274,194,919
Imperial Brands PLC	1,973,683	44,815,236
Informa PLC (a)	3,104,163	23,964,685
InterContinental Hotel Group PLC (a)	383,371	26,695,627
Intertek Group PLC	338,043	26,039,946
J Sainsbury PLC	3,494,215	13,170,613
JD Sports Fashion PLC	1,081,660	14,509,177
Johnson Matthey PLC	399,728	17,279,166
Kingfisher PLC	4,358,328	22,118,730
Land Securities Group PLC	1,453,060	14,500,758
Legal & General Group PLC	12,449,807	50,230,532
Lloyds Banking Group PLC	147,523,667	104,314,387
London Stock Exchange Group PLC	676,277	72,565,581
M&G PLC	5,370,143	18,633,439
Melrose Industries PLC	10,037,638	24,600,966
Mondi PLC	1,017,217	27,521,919
National Grid PLC	7,398,498	98,754,841
NatWest Group PLC	10,149,109	29,814,434
Next PLC (a)	277,490	32,126,198
NMC Health PLC (a)	250,069	82,522
Ocado Group PLC (a)	1,016,717	27,255,888
Pearson PLC	1,555,289	18,082,526
Persimmon PLC	667,483	29,933,369
Phoenix Group Holdings PLC	1,265,244	13,208,220
Prudential PLC	5,434,199	115,625,722
Reckitt Benckiser Group PLC	1,484,465	133,896,544
RELX PLC (London Stock Exchange)	4,024,280	105,026,337
Rentokil Initial PLC	3,883,352	26,111,397
Rio Tinto PLC	2,336,298	200,917,511
Rolls-Royce Holdings PLC	17,289,199	26,197,391
Royal Dutch Shell PLC:
Class A (United Kingdom)	8,501,961	162,243,584
Class B (United Kingdom)	7,757,988	141,049,896
rights (a)(d)	8,477,400	1,487,861
rights (a)(d)	7,643,789	1,341,555
RSA Insurance Group PLC	2,148,955	20,865,975
Sage Group PLC	2,298,416	21,416,959
Schroders PLC	255,735	12,909,289
Segro PLC	2,502,801	37,063,555
Severn Trent PLC	493,319	17,173,297
Smith & Nephew PLC	1,829,574	39,853,440
Smiths Group PLC	819,235	18,014,756
Spirax-Sarco Engineering PLC	154,106	27,774,840
SSE PLC	2,176,798	47,635,508
St. James's Place Capital PLC	1,126,368	22,338,830
Standard Chartered PLC (United Kingdom)	5,594,943	40,319,642
Standard Life PLC	4,556,441	17,782,251
Taylor Wimpey PLC	7,533,430	18,324,489
Tesco PLC	16,109,509	50,990,845
Unilever PLC	5,473,260	328,060,090
United Utilities Group PLC	1,408,485	19,581,602
Vodafone Group PLC	55,832,924	101,228,153
Vodafone Group PLC sponsored ADR	7,939	146,633
Whitbread PLC (a)	417,208	18,840,009
WM Morrison Supermarkets PLC	5,001,446	12,552,463

TOTAL UNITED KINGDOM		4,918,998,885

United States of America - 0.0%
NICE Systems Ltd. sponsored ADR (a)	3	667
TOTAL COMMON STOCKS
(Cost $26,801,780,897)		35,558,911,604

Nonconvertible Preferred Stocks - 0.8%
France - 0.2%
Air Liquide SA (a)	355,967	60,537,927
Germany - 0.6%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	117,511	10,733,079
Fuchs Petrolub AG	142,273	7,311,071
Henkel AG & Co. KGaA	370,193	42,687,396
Porsche Automobil Holding SE (Germany)	320,009	35,601,730
Sartorius AG (non-vtg.)	54,727	27,128,526
Volkswagen AG	386,415	106,564,995

TOTAL GERMANY		230,026,797

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $164,483,584)		290,564,724

Money Market Funds - 2.4%
Fidelity Cash Central Fund 0.03%(f)	708,195,985	708,337,624
Fidelity Securities Lending Cash Central Fund 0.03%(f)(g)	182,257,577	182,275,803
TOTAL MONEY MARKET FUNDS
(Cost $890,613,427)		890,613,427
TOTAL INVESTMENT IN SECURITIES - 99.4%
(Cost $27,856,877,908)		36,740,089,755
NET OTHER ASSETS (LIABILITIES) - 0.6%(h)		214,411,647
NET ASSETS - 100%		$36,954,501,402

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	9,621	June 2021	$1,125,031,635	$58,289,531	$58,289,531

The notional amount of futures purchased as a percentage of Net Assets is 3.0%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $704,465,181 or 1.9% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

 (h) Includes $68,699,664 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$82,947
Fidelity Securities Lending Cash Central Fund	243,857
Total	$326,804

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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